Description of Business, Recent Developments, and Going Concern (Policies)	3 Months Ended
Mar. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis of Presentation
Basis of Presentation

Our unaudited condensed consolidated financial statements were prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP" or "U.S. GAAP") and in management’s opinion reflect all adjustments, consisting only of normal recurring adjustments, necessary for a fair presentation of results of operations, comprehensive loss, financial condition and cash flows for the periods presented. Results for interim periods are not necessarily indicative of those to be expected for the full year. These unaudited condensed consolidated financial statements should be read in conjunction with the audited consolidated financial statements and notes to consolidated financial statements included in the Annual Report on Form 20-F for the year ended December 31, 2022 for our Company.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

In the notes to the unaudited condensed consolidated financial statements, all dollar and share amounts in tabulations, except per share amounts, are in millions unless otherwise indicated.

Recently Issued Accounting Pronouncements
Recently Adopted Accounting pronouncements

There were no accounting pronouncements that we adopted during the first quarter of 2023.

Accounting Pronouncements Pending Adoption in the Current Period
Recently issued accounting pronouncements that become effective subsequent to March 31, 2023 will either not have a material impact on us or are not applicable to us.